Quarterly Holdings Report
for
Fidelity® Enhanced Emerging Markets ETF
September 30, 2025
EEM-NPRT1-1125
1.9916459.100
Common Stocks - 98.1%
	Shares	Value ($)
BRAZIL - 4.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Brasil SA	17,640	112,921
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras	9,336	55,185
Financials - 3.0%
Banks - 2.4%
Banco Bradesco SA	66,360	220,566
Banco Bradesco SA	38,040	108,854
Itau Unibanco Holding SA	54,444	399,667
NU Holdings Ltd/Cayman Islands Class A (b)	7,766	124,334
		853,421
Insurance - 0.6%
Porto Seguro SA	23,520	220,341
TOTAL FINANCIALS		1,073,762

Industrials - 0.7%
Aerospace & Defense - 0.7%
Embraer SA ADR	4,383	264,952
TOTAL BRAZIL		1,506,820
CHILE - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	10,464	62,038
CHINA - 32.5%
Communication Services - 9.0%
Entertainment - 2.4%
Kingsoft Corp Ltd	56,448	251,123
Netease Inc	15,624	475,429
Tencent Music Entertainment Group Class A ADR	6,988	163,100
		889,652
Interactive Media & Services - 6.0%
Bilibili Inc ADR (b)	3,618	101,630
Tencent Holdings Ltd	24,720	2,106,074
		2,207,704
Wireless Telecommunication Services - 0.6%
China United Network Communications Ltd A Shares (China)	299,400	231,293
TOTAL COMMUNICATION SERVICES		3,328,649

Consumer Discretionary - 7.9%
Automobile Components - 0.7%
Huayu Automotive Systems Co Ltd A Shares (China)	88,000	253,387
Automobiles - 1.6%
Geely Automobile Holdings Ltd	114,120	286,695
Seres Group Co Ltd A Shares (China)	12,500	301,230
		587,925
Broadline Retail - 3.8%
Alibaba Group Holding Ltd	49,896	1,134,883
JD.com Inc A Shares	11,472	204,174
PDD Holdings Inc Class A ADR (b)	554	73,222
		1,412,279
Hotels, Restaurants & Leisure - 1.0%
Meituan B Shares (b)(c)(d)	4,032	54,143
Trip.com Group Ltd	3,904	298,998
		353,141
Specialty Retail - 0.8%
Pop Mart International Group Ltd (c)(d)	9,072	311,029
TOTAL CONSUMER DISCRETIONARY		2,917,761

Energy - 1.0%
Energy Equipment & Services - 0.2%
CNOOC Energy Technology & Services Ltd A Shares (China)	110,800	59,761
Oil, Gas & Consumable Fuels - 0.8%
PetroChina Co Ltd H Shares	336,672	306,303
TOTAL ENERGY		366,064

Financials - 5.0%
Banks - 2.0%
Bank of Beijing Co Ltd A Shares (China)	235,600	182,337
Bank of Jiangsu Co Ltd A Shares (China)	139,400	196,386
China Construction Bank Corp H Shares	158,004	151,873
Industrial Bank Co Ltd A Shares (China)	2,500	6,970
Ping An Bank Co Ltd A Shares (China)	129,000	205,471
		743,037
Consumer Finance - 0.4%
Qfin Holdings Inc Class A ADR	5,617	161,657
Insurance - 2.6%
China Life Insurance Co Ltd A Shares (China)	23,200	129,172
China Life Insurance Co Ltd H Shares	57,960	164,601
People's Insurance Co Group of China Ltd/The A Shares (China)	36,700	40,156
People's Insurance Co Group of China Ltd/The H Shares	269,640	235,963
Ping An Insurance Group Co of China Ltd A Shares (China)	49,400	382,389
		952,281
TOTAL FINANCIALS		1,856,975

Health Care - 4.0%
Biotechnology - 1.8%
BeOne Medicines Ltd H Shares (b)	13,080	344,903
Innovent Biologics Inc (b)(c)(d)	24,720	306,222
		651,125
Life Sciences Tools & Services - 0.9%
Wuxi Apptec Co Ltd A Shares (China)	22,000	346,182
Pharmaceuticals - 1.3%
China Resources Pharmaceutical Group Ltd (c)(d)	338,040	208,941
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	25,400	255,265
		464,206
TOTAL HEALTH CARE		1,461,513

Industrials - 2.3%
Aerospace & Defense - 0.5%
AVICOPTER PLC A Shares (China)	33,800	172,049
Air Freight & Logistics - 0.5%
JD Logistics Inc (b)(c)(d)	107,100	180,290
Electrical Equipment - 0.6%
Shanghai Electric Group Co Ltd A Shares (China) (b)	179,000	237,341
Industrial Conglomerates - 0.7%
Fosun International Ltd	369,180	261,398
TOTAL INDUSTRIALS		851,078

Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.6%
BOE Technology Group Co Ltd A Shares (China)	362,700	211,928
Technology Hardware, Storage & Peripherals - 1.7%
Xiaomi Corp B Shares (b)(c)(d)	90,720	629,518
TOTAL INFORMATION TECHNOLOGY		841,446

Materials - 1.0%
Metals & Mining - 1.0%
China Hongqiao Group Ltd	41,580	141,165
Shandong Nanshan Aluminum Co Ltd A Shares (China)	415,700	231,219
		372,384
TOTAL CHINA		11,995,870
GREECE - 0.6%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
JUMBO SA	2,971	101,922
Financials - 0.3%
Banks - 0.3%
Eurobank Ergasias Services and Holdings SA	30,498	117,516
TOTAL GREECE		219,438
HONG KONG - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Sino Biopharmaceutical Ltd	164,400	171,964
HUNGARY - 1.2%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
MOL Hungarian Oil & Gas PLC Class A	17,528	142,363
Financials - 0.8%
Banks - 0.8%
OTP Bank Nyrt	3,453	298,228
TOTAL HUNGARY		440,591
INDIA - 12.5%
Consumer Discretionary - 0.2%
Specialty Retail - 0.1%
FSN E-Commerce Ventures Ltd (b)	16,048	41,976
Textiles, Apparel & Luxury Goods - 0.1%
Page Industries Ltd	54	24,729
TOTAL CONSUMER DISCRETIONARY		66,705

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Bharat Petroleum Corp Ltd	5,619	21,482
Hindustan Petroleum Corp Ltd	48,974	244,423
Indian Oil Corp Ltd	110,281	185,937
Reliance Industries Ltd	34,326	527,011
		978,853
Financials - 5.2%
Banks - 4.5%
Axis Bank Ltd	11,248	143,268
Canara Bank	156,064	217,315
HDFC Bank Ltd/Gandhinagar	2,620	28,046
HDFC Bank Ltd/Gandhinagar ADR	18,438	629,842
ICICI Bank Ltd	1,335	20,256
ICICI Bank Ltd ADR	16,215	490,179
Punjab National Bank	67,348	85,532
State Bank of India	5,586	54,856
		1,669,294
Consumer Finance - 0.7%
Muthoot Finance Ltd	7,502	259,837
TOTAL FINANCIALS		1,929,131

Industrials - 1.4%
Aerospace & Defense - 0.7%
Hindustan Aeronautics Ltd (d)	5,131	274,130
Transportation Infrastructure - 0.7%
Adani Ports & Special Economic Zone Ltd	15,687	247,819
TOTAL INDUSTRIALS		521,949

Information Technology - 0.8%
IT Services - 0.8%
Infosys Ltd ADR	17,612	286,547
Materials - 1.4%
Chemicals - 0.2%
UPL Ltd	13,500	99,652
Metals & Mining - 1.2%
Hindalco Industries Ltd	21,000	180,105
Vedanta Ltd	48,748	255,587
		435,692
TOTAL MATERIALS		535,344

Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
NTPC Ltd	74,010	283,613
TOTAL INDIA		4,602,142
KOREA (SOUTH) - 13.2%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
NAVER Corp	830	158,680
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	13	503
TOTAL COMMUNICATION SERVICES		159,183

Consumer Discretionary - 1.2%
Automobile Components - 1.2%
Hankook Tire & Technology Co Ltd	6,316	172,468
Hyundai Mobis Co Ltd	1,237	262,914
		435,382
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
HD Hyundai Co Ltd	2,425	268,326
Financials - 2.2%
Capital Markets - 1.4%
Korea Investment Holdings Co Ltd	1,107	114,291
Mirae Asset Securities Co Ltd	12,737	193,627
NH Investment & Securities Co Ltd	13,284	183,687
		491,605
Insurance - 0.8%
DB Insurance Co Ltd	88	8,678
Samsung Life Insurance Co Ltd	2,688	299,724
		308,402
TOTAL FINANCIALS		800,007

Health Care - 0.7%
Life Sciences Tools & Services - 0.7%
Samsung Biologics Co Ltd (b)(c)(d)	367	260,532
Industrials - 0.8%
Machinery - 0.8%
HD Korea Shipbuilding & Offshore Engineering Co Ltd	966	282,695
Information Technology - 6.4%
Electronic Equipment, Instruments & Components - 0.8%
LG Display Co Ltd (b)	29,883	306,611
Semiconductors & Semiconductor Equipment - 2.2%
SK Hynix Inc	3,241	801,925
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co Ltd	21,168	1,264,567
TOTAL INFORMATION TECHNOLOGY		2,373,103

Materials - 0.1%
Metals & Mining - 0.1%
Korea Zinc Co Ltd	75	49,183
Utilities - 0.7%
Electric Utilities - 0.7%
Korea Electric Power Corp	9,456	242,724
TOTAL KOREA (SOUTH)		4,871,135
MALAYSIA - 0.6%
Financials - 0.6%
Banks - 0.6%
AMMB Holdings Bhd	23,100	31,012
Malayan Banking Bhd	87,000	204,864

TOTAL MALAYSIA		235,876
MEXICO - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Industrias Penoles SAB de CV (b)	9,072	405,462
PHILIPPINES - 0.6%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
International Container Terminal Services Inc	25,490	206,110
POLAND - 0.6%
Financials - 0.6%
Insurance - 0.6%
Powszechny Zaklad Ubezpieczen SA	15,170	226,883
SAUDI ARABIA - 2.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	3,112	11,576
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Saudi Arabian Oil Co (c)(d)	55,201	362,394
Financials - 1.6%
Banks - 1.6%
Al Rajhi Bank	15,760	450,502
Saudi Awwal Bank	1,635	13,986
Saudi National Bank/The	12,216	127,626
		592,114
Materials - 0.0%
Metals & Mining - 0.0%
Saudi Arabian Mining Co (b)	26	443
TOTAL SAUDI ARABIA		966,527
SOUTH AFRICA - 3.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Pepkor Holdings Ltd (c)(d)	28,096	39,549
Financials - 0.6%
Banks - 0.3%
Absa Group Ltd	10,801	113,257
Insurance - 0.3%
Sanlam Ltd	20,004	96,823
TOTAL FINANCIALS		210,080

Materials - 2.4%
Chemicals - 0.3%
Sasol Ltd (b)	21,840	135,896
Metals & Mining - 2.1%
Gold Fields Ltd ADR	10,732	450,316
Harmony Gold Mining Co Ltd	16,836	306,947
		757,263
TOTAL MATERIALS		893,159

TOTAL SOUTH AFRICA		1,142,788
TAIWAN - 20.5%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Chunghwa Telecom Co Ltd	65,520	287,085
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Pou Chen Corp	70,560	66,813
Consumer Staples - 0.4%
Food Products - 0.4%
Uni-President Enterprises Corp	50,400	129,689
Financials - 1.0%
Banks - 0.9%
CTBC Financial Holding Co Ltd	189,000	266,119
E.Sun Financial Holding Co Ltd	48,000	52,540
		318,659
Insurance - 0.1%
Fubon Financial Holding Co Ltd	23,336	67,631
TOTAL FINANCIALS		386,290

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	2,661	44,979
Industrials - 0.0%
Passenger Airlines - 0.0%
China Airlines Ltd	10,080	6,898
Information Technology - 18.1%
Communications Equipment - 0.8%
Accton Technology Corp	8,880	304,569
Electronic Equipment, Instruments & Components - 4.4%
AUO Corp	569,520	255,151
Delta Electronics Inc	19,080	534,801
Hon Hai Precision Industry Co Ltd	82,320	583,600
Zhen Ding Technology Holding Ltd	43,200	235,368
		1,608,920
Semiconductors & Semiconductor Equipment - 12.5%
MediaTek Inc	10,080	435,053
Realtek Semiconductor Corp	15,120	272,942
Taiwan Semiconductor Manufacturing Co Ltd	90,720	3,885,704
United Microelectronics Corp	17,640	26,372
		4,620,071
Technology Hardware, Storage & Peripherals - 0.4%
Asustek Computer Inc	240	5,286
Compal Electronics Inc	120,960	128,630
		133,916
TOTAL INFORMATION TECHNOLOGY		6,667,476

TOTAL TAIWAN		7,589,230
THAILAND - 1.4%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Advanced Info Service PCL depository receipt	26,500	237,679
Consumer Staples - 0.6%
Food Products - 0.6%
Charoen Pokphand Foods PCL depository receipt	339,800	233,550
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT PCL depository receipt	57,900	59,337
TOTAL THAILAND		530,566
TURKEY - 0.3%
Financials - 0.3%
Banks - 0.3%
Turkiye Is Bankasi AS Class C	296,103	100,773
UNITED ARAB EMIRATES - 1.9%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Abu Dhabi National Oil Co for Distribution PJSC	117,532	121,594
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Aldar Properties PJSC	103,026	265,906
Emaar Properties PJSC	85,374	303,326
		569,232
TOTAL UNITED ARAB EMIRATES		690,826
UNITED STATES - 0.7%
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	17,420	260,081
TOTAL COMMON STOCKS (Cost $32,473,540)		36,225,120

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd (Cost $175,506)	4,181	197,673

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/9/2025 (f)	4.30	10,000	9,991
US Treasury Bills 0% 11/13/2025 (f)	4.17	20,000	19,904
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,892)			29,895

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $337,611)	4.21	337,544	337,611

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $33,016,549)	36,790,299
NET OTHER ASSETS (LIABILITIES) - 0.4%	146,954
NET ASSETS - 100.0%	36,937,253

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	9	12/19/2025	611,865	3,654	3,654

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,352,618 or 6.4% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,626,748 or 7.1% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,895.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,825	12,069,883	11,803,232	5,443	135	-	337,611	337,544	0.0%
Total	70,825	12,069,883	11,803,232	5,443	135	-	337,611

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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